Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Cash flows from operating activities:
Net loss	$ (139,089)	$ (122,314)	$ (109,521)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,989	4,491	5,734
Foreign currency losses	25	53	33
Losses on abandonment of assets	4,098	0	51
Unit and Stock-based compensation	26,858	97	71
Deferred taxes, net	0	0	(47)
Changes in operating assets and liabilities:
Accounts receivable	(508)	(1,619)	342
Inventories	(59,572)	(16,817)	(5,653)
Prepaid expenses and other current assets	(121,143)	3,736	21
Deferred expenses	(28,665)	132,683	31,797
Other long-term assets	49	2,313	(1,421)
Accounts payable	41,528	22,169	(4,812)
Accrued expenses	37,898	16,187	644
Deferred revenue	80,377	67,100	(39,123)
Other long-term liabilities	3,908	1,488	(2,423)
Net cash and cash equivalents provided by (used in) operating activities	(148,247)	109,567	(124,307)
Cash flows from investing activities:
Purchases of property and equipment	(17,950)	(12,168)	(5,071)
Proceeds from sale of assets	0	0	12
Net cash and cash equivalents used in investing activities	(17,950)	(12,168)	(5,059)
Cash flows from financing activities:
Net proceeds from equity infusion from the Business Combination	384,672	0	0
Purchase of interest from non-controlling interest	(300,000)	0	0
Proceeds from exercise of warrants	277,776	0	0
Class B-1 Preferred Unit member contributions	0	0	100,000
Net cash and cash equivalents provided by financing activities	362,448	0	100,000
Effect of exchange rate changes on cash and cash equivalents	572	971	(679)
Net increase (decrease) in cash and cash equivalents	196,823	98,370	(30,045)
Cash and cash equivalents—beginning of year	156,634	58,264	88,309
Cash and cash equivalents—end of year	353,457	156,634	58,264
Preferred Units, Class B-1
Non-cash financing activities:
Preferred Return	8,130	11,061	8,748
Preferred Units, Class B
Non-cash financing activities:
Preferred Return	$ 16,065	$ 21,858	$ 20,817